Borrowed Funds (Details Textual) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2011	Dec. 31, 2011 Collateral_Borrowing	Dec. 31, 2009	Dec. 31, 2011 Structured borrowings [Member]	Mar. 31, 2011 Structured borrowings [Member]	Dec. 31, 2011 Structured borrowings [Member]
Borrowed Funds (Textual) [Abstract]
Borrowed Funds Subject to Put Back at Discretion of Lender		$ 7,930,000,000
Extinguishment of structured borrowings				4,300,000,000	12,500,000,000
Weighted average rate of structured putable borrowings				4.21%	3.56%
Sale of mortgage backed securities to fund debt extinguishment					8,580,000,000	3,100,000,000
Proceeds from sales of investment securities available for sale		82,475,000	316,000		80,000,000
Fixed-rate, fixed-maturity borrowings used to fund extinguishment of debt	5,000,000,000
Weighted-average rate of fixed-rate, fixed-maturity borrowings	0.66%
Monthly maturities of fixed-rate, fixed-maturity borrowings		250,000,000
Pre-tax charge resulting from extinguishment of debt		1,900,000,000
Putable borrowings modified to fixed-maturity borrowings		4,000,000,000
Total collateralized borrowings in the form of repurchase agreements with Lehman Brothers, Inc.		100,000,000
Number of collateral borrowings in the form of repurchase agreements with Lehman Brothers, Inc.		2
Amortized cost of mortgage-backed securities pledged as collateral for borrowings with Lehman Brothers, Inc.		114,100,000
Remaining claim amount		13,900,000
Repurchase price of pledged collateral held by Lehman Brothers, Inc.		100,000,000
Reserve against Loan Receivables		3,900,000
Amount of unused lines of credit available from the FHLB, other than repurchase agreements		$ 500,000,000
Fair value percentage of certain qualifying assets held as collateral under blanket security agreement		at least equal to 110% of any outstanding advances
Required collateral as percentage of outstanding advances		110.00%